Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of funded defined benefit obligation	$ 37,663		$ 34,572
Fair value of plan assets	(34,972)		(33,954)
Funded status - deficit	2,691		618
Net defined benefit liabilities	2,704	$ 91	1,537
Net defined benefit assets	(13)	$ 0	(919)
Defined benefit obligation	$ 2,691		$ 618	$ 7,088	$ 6,462